Loan And Credit Lines (Schedule Of Maturities Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Loan And Credit Lines [Abstract]
2014 - current maturities	$ 8,232
2015	8,232
2016	2,072
Long-term debt	$ 18,536